Acquisition - Summary of acquisition date fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Accrued expenses and other current liabilities		$ (9,061)		$ (2,275)
Dutch DNA Biotech B.V. [Member]
Business Acquisition [Line Items]
Cash			$ 387
Accounts receivable			149
Prepaid expenses and other current assets			170
Property, plant and equipment			234
Intangibles	[1]		20,500
Goodwill	[2]		15,177
Accounts payable			(194)
Accrued expenses and other current liabilities			(137)
Other non-current liabilities			(988)
Net assets acquired			$ 35,298

[1]	Estimated useful life of 15 years.
[2]	Non-deductible for tax purposes.